Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Time deposits pledged as collateral	$ 6,500
Other net non-operating income (expense)	7,153	$ 70	$ (3,291)
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about investment property [line items]
Other net non-operating income (expense)	$ 6,300	$ (4,200)
Bottom of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	1.00%	0.40%
Top of range
Disclosure of detailed information about investment property [line items]
Interest rates on listed corporate bonds	5.70%	5.25%